Document And Entity Information	Dec. 19, 2025
Document Information [Line Items]
Entity, Registrant Name	ART’S-WAY MANUFACTURING CO., INC.
Document, Type	8-K
Document, Period End Date	Dec. 19, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-05131
Entity, Tax Identification Number	42-0920725
Entity, Address, Address Line One	5556 Highway 9
Entity, Address, City or Town	Armstrong
Entity, Address, State or Province	IA
Entity, Address, Postal Zip Code	50514
City Area Code	712
Local Phone Number	208-8467
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	ARTW
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000007623